Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	23 Months Ended	24 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	42 Months Ended	47 Months Ended	48 Months Ended	54 Months Ended	59 Months Ended	60 Months Ended	66 Months Ended	71 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Nov. 19, 2019	Apr. 20, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000085498
Account Value [Line Items]
Line Graph and Table Measure Name						Advisor Class
Accumulated Value			$ 10,000				$ 10,300			$ 11,419			$ 11,310			$ 11,666			$ 10,524			$ 15,326		$ 14,308		$ 14,129		$ 16,519		$ 19,152
C000085499
Account Value [Line Items]
Line Graph and Table Measure Name						Class 1
Accumulated Value			10,000				10,295			11,395			11,291			11,645			10,487			15,273		14,228		14,035		16,365		18,940
C000085496
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charges)
Accumulated Value			9,576				9,840			10,868			10,748			11,067			9,949			14,455		13,442		13,258		15,440		17,869
C000085497
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charges)
Accumulated Value			10,000				10,195			11,187			10,984			11,222			10,005			14,448		13,334		13,047		15,089		17,328
C000139941
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000				10,309			11,441			11,363			11,747			10,601			15,496		14,467		14,310		16,738		19,389
C000082623
Account Value [Line Items]
Line Graph and Table Measure Name						Advisor Class
Accumulated Value			10,000				10,687			10,810			10,737			11,511			12,423			13,415		12,245		12,481		13,558		14,420
C000085359
Account Value [Line Items]
Line Graph and Table Measure Name						Class 1
Accumulated Value			10,000				10,689			10,797			10,703			11,472			12,371			13,332		12,165		12,390		13,446		14,296
C000085438
Account Value [Line Items]
Line Graph and Table Measure Name						Class 2
Accumulated Value			10,000				10,692			10,820			10,737			11,509			12,425			13,417		12,241		12,478		13,570		14,429
C000082621
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charges)
Accumulated Value			9,775				10,424			10,518			10,414			11,143			11,995			12,910		11,757		11,957		12,969		13,758
C000082622
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charges)
Accumulated Value			10,000				10,586			10,604			10,415			11,059			11,825			12,637		11,426		11,523		12,403		13,056
C000085437
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Accumulated Value			10,000				10,698			10,820			10,741			11,517			12,435			13,415		12,252		12,483		13,574		14,436
C000152483
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000				10,689			10,817			10,733			11,513			12,424			13,411		12,250		12,474		13,560		14,429
C000161781
Account Value [Line Items]
Line Graph and Table Measure Name						Advisor Class
Accumulated Value			10,000				10,506			11,078			10,805			12,076			12,493			12,877		10,482		10,694		12,013		12,845
C000161779
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charges)
Accumulated Value		$ 9,580		$ 9,881				$ 10,392			$ 10,111			$ 11,273			$ 11,637			$ 11,963			$ 9,711		$ 9,882		$ 11,092		$ 11,814
C000161780
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charges)
Accumulated Value		10,000		10,285				10,734			10,366			11,470			11,759			11,990			9,662		9,759		10,870		11,490
C000161785
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value	$ 10,000				$ 10,354				$ 10,678			$ 8,695			$ 8,871			$ 9,980			$ 10,656
C000082626
Account Value [Line Items]
Line Graph and Table Measure Name						Advisor Class
Accumulated Value			10,000				10,374			10,581			10,563			11,066			11,419			12,463		11,737		12,072		12,985		13,607
C000085360
Account Value [Line Items]
Line Graph and Table Measure Name						Class 1
Accumulated Value			10,000				10,358			10,558			10,524			11,022			11,357			12,380		11,647		11,962		12,848		13,468
C000085439
Account Value [Line Items]
Line Graph and Table Measure Name						Class 2
Accumulated Value			10,000				10,358			10,569			10,556			11,055			11,402			12,452		11,727		12,056		12,961		13,587
C000082624
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charges)
Accumulated Value			9,703				10,031			10,207			10,165			10,630			10,933			11,904		11,182		11,473		12,309		12,868
C000082625
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charges)
Accumulated Value			10,000				10,261			10,362			10,249			10,621			10,850			11,732		10,940		11,140		11,861		12,306
C000133860
Account Value [Line Items]
Line Graph and Table Measure Name						Advisor Class
Accumulated Value			10,000				10,496			10,636			10,605			11,603			11,684			12,794		11,167		11,479		13,020		13,587
C000133863
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charges)
Accumulated Value			9,698				10,153			10,263			10,208			11,141			11,183			12,223		10,642		10,901		12,346		12,851
C000133864
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with sales charges)
Accumulated Value			10,000				10,391			10,425			10,291			11,149			11,114			12,050		10,412		10,586		11,899		12,295
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index (net)
Accumulated Value			10,000				10,205			12,573			12,508			14,082			14,771			20,277		16,230		17,935		23,816		29,208
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index (net)
Accumulated Value			10,000				10,205			12,573			12,508			14,082			14,771			20,277		16,230		17,935		23,816		29,208
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index (net)
Accumulated Value			10,000				10,205			12,573			12,508			14,082			14,771			20,277		16,230		17,935		23,816		29,208
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index (net)
Accumulated Value			10,000				10,205			12,573			12,508			14,082			14,771			20,277		16,230		17,935		23,816		29,208
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index (net)
Accumulated Value			10,000				10,205			12,573			12,508			14,082			14,771			20,277		16,230		17,935		23,816		29,208
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,155		10,249		10,286		11,370		12,071
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,186				10,278			10,067			11,226			11,920			11,863			10,003		10,038		11,097		11,780
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000				$ 10,626				$ 10,575			$ 8,917			$ 8,948			$ 9,892			$ 10,501
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			10,000				10,406			10,634			10,579			11,576			11,992			12,308		10,834		11,120		12,198		12,707
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name						33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Accumulated Value			10,000				10,399			11,247			11,386			11,881			9,590			14,503		14,545		14,319		15,996		17,802
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name						33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Accumulated Value			10,000				10,399			11,247			11,386			11,881			9,590			14,503		14,545		14,319		15,996		17,802
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name						33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Accumulated Value			10,000				10,399			11,247			11,386			11,881			9,590			14,503		14,545		14,319		15,996		17,802
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name						33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Accumulated Value			10,000				10,399			11,247			11,386			11,881			9,590			14,503		14,545		14,319		15,996		17,802
Alliance Bernstein Index:33% Bloomberg Commodity/33% MSCI ACWI Commodity Producers/33% FTSE EPRA/NAREIT Developed
Account Value [Line Items]
Line Graph and Table Measure Name						33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
Accumulated Value			10,000				10,399			11,247			11,386			11,881			9,590			14,503		14,545		14,319		15,996		17,802
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
Bloomberg US TIPS 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-5 Year Index
Accumulated Value			10,000				10,295			10,349			10,361			10,821			11,341			12,120		11,663		11,914		12,727		13,545
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000		$ 10,186				$ 10,278			$ 10,067			$ 11,226			$ 11,920			$ 11,863			$ 10,003		$ 10,038		$ 11,097		$ 11,780
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-10 Year Index
Accumulated Value			10,000				10,467			10,483			10,418			11,134			11,914			12,754		11,838		11,942		12,862		13,742
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-10 Year Index
Accumulated Value			10,000				10,467			10,483			10,418			11,134			11,914			12,754		11,838		11,942		12,862		13,742
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-10 Year Index
Accumulated Value			10,000				10,467			10,483			10,418			11,134			11,914			12,754		11,838		11,942		12,862		13,742
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-10 Year Index
Accumulated Value			10,000				10,467			10,483			10,418			11,134			11,914			12,754		11,838		11,942		12,862		13,742
Alliance Bernstein Index: Bloomberg 1-10 Year TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US TIPS 1-10 Year Index
Accumulated Value			$ 10,000				$ 10,467			$ 10,483			$ 10,418			$ 11,134			$ 11,914			$ 12,754		$ 11,838		$ 11,942		$ 12,862		$ 13,742